ACCUMULATED OTHER COMPREHENSIVE LOSS ATTRIBUTABLE TO SHAREHOLDER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	$ 188.5	$ 121.5	$ (147.3)
Other comprehensive income (loss)	84.9	(57.0)	13.3
Equity at end of period	(338.3)	188.5	121.5
Accumulated other comprehensive loss
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	(105.7)	(48.7)	(62.0)
Other comprehensive income (loss)	84.9	(57.0)	13.3
Equity at end of period	(20.8)	(105.7)	(48.7)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	20.8	33.0	(14.9)
Other comprehensive income (loss)	5.6	(12.2)	47.9
Equity at end of period	$ 26.4	20.8	33.0
Expected reversal period	7 years 6 months
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	$ (126.5)	(81.7)	(47.1)
Other comprehensive income (loss)	79.3	(44.8)	(34.6)
Equity at end of period	$ (47.2)	$ (126.5)	$ (81.7)